Consolidated Statements of Income and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Net revenue	$ 22,154,506	$ 28,473,016	$ 24,443,736
Net revenue - related parties	1,519,531	506,495
Total revenue	23,674,037	28,979,511	24,443,736
Cost of revenue	26,278,300	20,283,321	17,368,249
Cost of revenue - related parties	1,448,533	399,177
Total cost of revenue	27,726,833	20,682,498	17,368,249
Gross profit	(4,052,796)	8,297,013	7,075,487
Operating expenses:
Selling expense	4,535,945	4,882,367	3,439,843
General and administrative expense	2,792,858	2,095,676	1,407,787
Research and development expense	1,062,582	1,051,665	1,076,568
Impairment of goodwill	1,599,591
Total operating expenses	9,990,976	8,029,708	5,924,198
Income (loss) from operations	(14,043,772)	267,305	1,151,289
Interest expense	(233,101)	(82,946)	(102,274)
Government subsidies	81,882	414	21,912
Other income	20,242	19,305	51,535
Other expense	(26,992)	(144,069)	(23,490)
Loss from equity method investment	(17,524)
Total other expenses	(175,493)	(207,296)	(52,317)
Income (loss) before income taxes provision (benefit)	(14,219,265)	60,009	1,098,972
Income tax provision (benefit)		(55,102)	89,801
Net income (loss)	(14,219,265)	115,111	1,009,171
Less: Net loss attributable to noncontrolling interest	(40)
Net income (loss) attributable to TDH Holdings, Inc.	(14,219,225)	115,111	1,009,171
Comprehensive income (loss)
Net income (loss)	(14,219,265)	115,111	1,009,171
Other comprehensive income (loss)
Foreign currency translation adjustment	(65,123)	410,642	(221,418)
Total comprehensive income (loss)	(14,284,388)	525,753	787,753
Less: Comprehensive loss attributable to noncontrolling interest	(347)
Comprehensive income (loss) attributable to TDH Holdings, Inc.	$ (14,284,041)	$ 525,753	$ 787,753
Earnings (loss) per common share attributable to TDH Holdings Inc.
Basic	$ (1.49)	$ 0.01	$ 0.13
Diluted	$ (1.49)	$ 0.01	$ 0.13
Weighted average common shares outstanding
Basic	9,558,493	8,303,853	7,900,000
Diluted	9,558,493	8,303,853	7,900,000